March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Enhanced Equity Dividend Trust (BDJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.9%
Airbus SE	32,124	$ 6,073,776
Boeing Co.(a)	123,312	24,542,787
L3Harris Technologies, Inc.(b)	41,103	14,186,700
Lockheed Martin Corp.	23,620	14,275,692
RTX Corp.	24,445	4,715,441
		63,794,396
Air Freight & Logistics — 1.8%
FedEx Corp.	83,507	29,743,523
Automobiles — 0.5%
General Motors Co.(b)	114,858	8,556,921
Banks — 9.8%
Bank of America Corp.	309,331	15,079,886
Citigroup, Inc.(b)	420,705	47,712,154
Citizens Financial Group, Inc.	147,850	8,866,565
First Citizens BancShares, Inc., Class A(b)	13,682	25,785,918
JPMorgan Chase & Co.(b)	62,662	18,432,654
Wells Fargo & Co.(b)	581,213	46,270,367
		162,147,544
Beverages — 1.5%
Keurig Dr. Pepper, Inc.	600,902	15,821,749
PepsiCo, Inc.	56,661	8,798,887
		24,620,636
Broadline Retail — 2.4%
Amazon.com, Inc.(a)(b)(c)	191,340	39,850,382
Building Products — 0.6%
Fortune Brands Innovations, Inc.	259,902	10,128,381
Capital Markets — 4.7%
Carlyle Group, Inc.	175,503	8,492,590
Charles Schwab Corp.	266,913	25,084,484
Intercontinental Exchange, Inc.(b)	278,169	43,750,420
		77,327,494
Chemicals — 2.9%
Air Products and Chemicals, Inc.(b)	59,447	17,268,759
International Flavors & Fragrances, Inc.	168,010	12,189,126
PPG Industries, Inc.	177,624	18,984,453
		48,442,338
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC	4,041,011	25,078,214
Communications Equipment — 0.5%
Cisco Systems, Inc.	114,076	8,851,157
Consumer Finance — 0.6%
Capital One Financial Corp.	52,630	9,601,291
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	255,888	30,381,582
Containers & Packaging — 1.0%
Crown Holdings, Inc.	171,825	17,225,456
Diversified Telecommunication Services — 1.8%
Comcast Corp., Class A	582,254	16,716,513
Verizon Communications, Inc.	245,556	12,326,911
		29,043,424
Security	Shares	Value
Electric Utilities — 1.8%
American Electric Power Co., Inc.	71,620	$ 9,387,949
Evergy, Inc.(c)	247,265	20,255,949
		29,643,898
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp./DE	163,507	19,787,617
Entertainment — 1.5%
Walt Disney Co.	266,115	25,648,164
Financial Services — 2.6%
AP Arsenal Co-Invest LP(a)(d)	15,854,704	16,647,440
Fidelity National Information Services, Inc.	575,095	26,977,706
		43,625,146
Ground Transportation — 0.8%
CSX Corp.	172,920	7,098,366
Union Pacific Corp.	24,810	6,019,402
		13,117,768
Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.(b)(c)	1,812,133	30,443,834
Becton Dickinson & Co.	156,379	24,587,470
Medtronic PLC	343,166	29,735,334
		84,766,638
Health Care Providers & Services(b) — 5.2%
Cardinal Health, Inc.	145,979	30,846,822
CVS Health Corp.	492,190	35,349,086
Elevance Health, Inc.	65,602	19,204,986
		85,400,894
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	517,339	8,789,590
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	58,914	13,316,331
Industrial REITs — 1.2%
Rexford Industrial Realty, Inc.	380,190	12,443,619
STAG Industrial, Inc.	204,689	7,381,085
		19,824,704
Insurance — 2.4%
American International Group, Inc.	152,204	11,453,351
Arthur J Gallagher & Co.	69,930	15,145,440
Fidelity National Financial, Inc., Class A	288,669	13,388,468
		39,987,259
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(b)	120,520	34,572,368
Meta Platforms, Inc., Class A	59,701	34,156,733
		68,729,101
Leisure Products — 1.3%
Hasbro, Inc.	226,441	21,194,878
Life Sciences Tools & Services — 0.0%
Waters Corp.(a)(c)	250	74,450
Machinery — 1.0%
CNH Industrial NV	615,206	6,767,266
Fortive Corp.	178,267	9,854,600
		16,621,866
Media — 0.2%
WPP PLC	1,051,313	3,287,951

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.9%
Barrick Mining Corp.	166,150	$ 6,777,259
Freeport-McMoRan, Inc.	139,898	8,223,204
		15,000,463
Multi-Utilities — 2.9%
Dominion Energy, Inc.	384,906	23,794,889
DTE Energy Co.	169,438	24,775,224
		48,570,113
Oil, Gas & Consumable Fuels — 7.3%
BP PLC	5,136,134	40,199,515
Chevron Corp.	102,840	21,277,596
Enterprise Products Partners LP(b)	368,255	13,934,769
EQT Corp.	284,860	18,128,490
Formentera Partners Fund II LP(a)(d)	16,697,331	15,528,518
Marathon Petroleum Corp.	47,525	11,604,655
		120,673,543
Pharmaceuticals — 3.3%
AstraZeneca PLC	36,036	7,046,478
Johnson & Johnson	37,646	9,202,188
Merck & Co., Inc.	252,982	30,431,205
Sanofi SA	80,033	7,728,768
		54,408,639
Professional Services — 0.8%
SS&C Technologies Holdings, Inc.(b)(c)	193,673	13,086,485
Residential REITs — 0.6%
AvalonBay Communities, Inc.	63,725	10,409,479
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.(a)	111,050	4,900,637
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,252	13,941,113
Texas Instruments, Inc.	140,345	27,246,578
		46,088,328
Software — 2.7%
Microsoft Corp.(b)(c)	122,675	45,410,605
Specialized REITs — 0.8%
Crown Castle, Inc.(b)(c)	152,908	12,432,949
Specialty Retail — 1.6%
Home Depot, Inc.(b)(c)	82,607	27,168,616
Technology Hardware, Storage & Peripherals — 5.7%
Hewlett Packard Enterprise Co.(c)	859,813	20,472,148
Samsung Electronics Co. Ltd., GDR	16,091	46,530,055
Western Digital Corp.	98,951	26,765,256
		93,767,459
Security	Shares	Value
Tobacco — 2.3%
British American Tobacco PLC, ADR	649,353	$ 37,967,670
Trading Companies & Distributors — 2.1%
WESCO International, Inc.(b)(c)	124,964	34,192,650
Total Common Stocks — 98.9% (Cost: $1,320,388,884)		1,637,785,993
Preferred Securities
Preferred Stocks — 0.9%
Household Products — 0.9%
Henkel AG & Co. KGaA	202,219	15,621,246
		15,621,246
Total Preferred Securities — 0.9% (Cost: $16,706,922)		15,621,246
Total Long-Term Investments — 99.8% (Cost: $1,337,095,806)		1,653,407,239
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(e)(f)	17,871,564	17,871,564
Total Short-Term Securities — 1.1% (Cost: $17,871,564)		17,871,564
Total Investments Before Options Written — 100.9% (Cost: $1,354,967,370)		1,671,278,803
Options Written — (1.0)% (Premiums Received: $(23,153,678))		(16,289,054)
Total Investments, Net of Options Written — 99.9% (Cost: $1,331,813,692)		1,654,989,749
Other Assets Less Liabilities — 0.1%		861,370
Net Assets — 100.0%		$ 1,655,851,119

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 2,126,170	$ —	$ (2,126,170)(b)	$ —	$ —	$ —	—	$ 324 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	40,055,693	—	(22,184,129)(b)	—	—	17,871,564	17,871,564	174,532	—
				$ —	$ —	$ 17,871,564		$ 174,856	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	226	04/02/26	USD	215.00	USD	4,707	$ (7,571)
Bank of America Corp.	309	04/02/26	USD	53.00	USD	1,506	(309)
Barrick Mining Corp.	334	04/02/26	USD	51.00	USD	1,362	(2,672)
Cardinal Health, Inc.	66	04/02/26	USD	230.00	USD	1,395	(5,610)
Charles Schwab Corp.	211	04/02/26	USD	100.00	USD	1,983	(5,275)
Chevron Corp.	215	04/02/26	USD	190.00	USD	4,448	(363,350)
Citigroup, Inc.	565	04/02/26	USD	118.00	USD	6,408	(8,758)
Comcast Corp., Class A	524	04/02/26	USD	32.00	USD	1,504	(1,572)
Dollar General Corp.	597	04/02/26	USD	167.50	USD	7,088	(31,641)
FedEx Corp.	97	04/02/26	USD	400.00	USD	3,455	(1,164)
Fidelity National Information Services, Inc.	1,319	04/02/26	USD	51.00	USD	6,187	(19,785)
Healthcare Realty Trust, Inc.	942	04/02/26	USD	18.31	USD	1,600	(1)
Home Depot, Inc.	73	04/02/26	USD	405.00	USD	2,401	(15,549)
Honeywell International, Inc.	101	04/02/26	USD	245.00	USD	2,283	(1,010)
Intel Corp.	99	04/02/26	USD	50.00	USD	437	(248)
JPMorgan Chase & Co.	108	04/02/26	USD	325.00	USD	3,177	(108)
L3Harris Technologies, Inc.	66	04/02/26	USD	390.00	USD	2,278	(660)
Lockheed Martin Corp.	48	04/02/26	USD	665.00	USD	2,901	(4,080)
Medtronic PLC	520	04/02/26	USD	99.00	USD	4,506	(37,440)
Medtronic PLC	114	04/02/26	USD	100.00	USD	988	(24,282)
Merck & Co., Inc.	488	04/02/26	USD	128.00	USD	5,870	(27,816)
Meta Platforms, Inc., Class A	130	04/02/26	USD	670.00	USD	7,438	(260)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75	04/02/26	USD	380.00	USD	2,535	(338)
Texas Instruments, Inc.	319	04/02/26	USD	225.00	USD	6,193	(6,380)
Union Pacific Corp.	69	04/02/26	USD	270.00	USD	1,674	(14,835)
Verizon Communications, Inc.	704	04/02/26	USD	51.00	USD	3,534	(7,744)
Walt Disney Co.	255	04/02/26	USD	112.00	USD	2,458	(510)
Wells Fargo & Co.	565	04/02/26	USD	92.00	USD	4,498	(3,390)
Western Digital Corp.	271	04/02/26	USD	330.00	USD	7,330	(1,355)
Hasbro, Inc.	456	04/09/26	USD	111.50	USD	4,268	(196)
Alphabet, Inc., Class C	308	04/10/26	USD	320.00	USD	8,835	(2,618)
Baxter International, Inc.	1,587	04/10/26	USD	21.00	USD	2,666	(63,480)
Boeing Co.	91	04/10/26	USD	245.00	USD	1,811	(455)
Boeing Co.	96	04/10/26	USD	240.00	USD	1,911	(1,152)
Cardinal Health, Inc.	251	04/10/26	USD	225.00	USD	5,304	(26,355)
Charles Schwab Corp.	449	04/10/26	USD	97.00	USD	4,220	(28,961)
Citigroup, Inc.	565	04/10/26	USD	115.00	USD	6,408	(128,820)
Comcast Corp., Class A	525	04/10/26	USD	32.00	USD	1,507	(4,200)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CVS Health Corp.	1,022	04/10/26	USD	84.00	USD	7,340	$ (21,462)
Enterprise Products Partners LP	937	04/10/26	USD	38.00	USD	3,546	(43,570)
FedEx Corp.	96	04/10/26	USD	390.00	USD	3,419	(5,472)
Intel Corp.	152	04/10/26	USD	52.00	USD	671	(1,672)
JPMorgan Chase & Co.	110	04/10/26	USD	310.00	USD	3,236	(7,425)
Lockheed Martin Corp.	56	04/10/26	USD	650.00	USD	3,385	(9,940)
Medtronic PLC	114	04/10/26	USD	100.00	USD	988	(6,498)
Meta Platforms, Inc., Class A	101	04/10/26	USD	680.00	USD	5,779	(1,515)
Microsoft Corp.	218	04/10/26	USD	415.00	USD	8,070	(1,199)
PepsiCo, Inc.	158	04/10/26	USD	172.50	USD	2,454	(21,962)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	74	04/10/26	USD	365.00	USD	2,501	(13,357)
Texas Instruments, Inc.	328	04/10/26	USD	215.00	USD	6,368	(4,756)
Union Pacific Corp.	67	04/10/26	USD	270.00	USD	1,626	(14,740)
Wells Fargo & Co.	396	04/10/26	USD	90.00	USD	3,153	(792)
Western Digital Corp.	167	04/10/26	USD	320.00	USD	4,517	(23,297)
Dominion Energy, Inc.	606	04/14/26	USD	63.39	USD	3,746	(29,490)
Air Products and Chemicals, Inc.	332	04/17/26	USD	290.00	USD	9,644	(207,500)
Alphabet, Inc., Class C	354	04/17/26	USD	295.00	USD	10,155	(146,910)
Amazon.com, Inc.	273	04/17/26	USD	225.00	USD	5,686	(23,342)
American Electric Power Co., Inc.	196	04/17/26	USD	135.00	USD	2,569	(24,010)
American International Group, Inc.	115	04/17/26	USD	80.00	USD	865	(4,025)
Arthur J Gallagher & Co.	93	04/17/26	USD	230.00	USD	2,014	(19,763)
AvalonBay Communities, Inc.	124	04/17/26	USD	185.00	USD	2,026	(9,300)
Bank of America Corp.	751	04/17/26	USD	50.50	USD	3,661	(61,957)
Barrick Mining Corp.	232	04/17/26	USD	50.00	USD	946	(2,552)
Baxter International, Inc.	1,493	04/17/26	USD	20.00	USD	2,508	(14,930)
Becton Dickinson & Co.	296	04/17/26	USD	185.00	USD	4,654	(25,160)
Boeing Co.	194	04/17/26	USD	240.00	USD	3,861	(1,746)
British American Tobacco PLC, ADR	563	04/17/26	USD	60.00	USD	3,292	(39,410)
British American Tobacco PLC, ADR	776	04/17/26	USD	65.00	USD	4,537	(5,820)
Cardinal Health, Inc.	197	04/17/26	USD	230.00	USD	4,163	(8,373)
Carlyle Group, Inc.	480	04/17/26	USD	60.00	USD	2,323	(9,600)
Carlyle Group, Inc.	485	04/17/26	USD	50.00	USD	2,347	(64,262)
CDW Corp.	206	04/17/26	USD	135.00	USD	2,493	(15,450)
CDW Corp.	226	04/17/26	USD	130.00	USD	2,735	(32,205)
Charles Schwab Corp.	146	04/17/26	USD	100.00	USD	1,372	(12,702)
Chevron Corp.	215	04/17/26	USD	185.00	USD	4,448	(483,750)
Citigroup, Inc.	592	04/17/26	USD	119.00	USD	6,714	(119,288)
Citizens Financial Group, Inc.	406	04/17/26	USD	62.50	USD	2,435	(40,600)
CNH Industrial NV	70	04/17/26	USD	13.42	USD	3,562	(10)
CNH Industrial NV	1,195	04/17/26	USD	12.50	USD	1,315	(5,975)
Crown Holdings, Inc.	200	04/17/26	USD	115.00	USD	2,005	(22,000)
CSX Corp.	506	04/17/26	USD	41.00	USD	2,077	(63,250)
Dominion Energy, Inc.	504	04/17/26	USD	65.00	USD	3,116	(11,340)
Elevance Health, Inc.	128	04/17/26	USD	370.00	USD	3,747	(61,440)
Enterprise Products Partners LP	937	04/17/26	USD	38.00	USD	3,546	(59,499)
EQT Corp.	783	04/17/26	USD	67.50	USD	4,983	(65,772)
Fidelity National Financial, Inc., Class A	768	04/17/26	USD	55.07	USD	77	(2,228)
First Citizens BancShares, Inc., Class A	36	04/17/26	USD	2,150.00	USD	6,785	(50,040)
Fortive Corp.	236	04/17/26	USD	60.00	USD	1,305	(22,420)
Fortune Brands Innovations, Inc.	388	04/17/26	USD	62.57	USD	1,512	(2)
Hasbro, Inc.	152	04/17/26	USD	105.00	USD	1,423	(11,400)
Healthcare Realty Trust, Inc.	942	04/17/26	USD	18.31	USD	1,600	(5,741)
Hewlett Packard Enterprise Co.	1,063	04/17/26	USD	23.00	USD	2,531	(158,387)
Home Depot, Inc.	128	04/17/26	USD	390.00	USD	4,210	(1,792)
Honeywell International, Inc.	111	04/17/26	USD	230.00	USD	2,509	(38,850)
Intel Corp.	103	04/17/26	USD	50.00	USD	455	(5,717)
Intercontinental Exchange, Inc.	122	04/17/26	USD	165.00	USD	1,919	(12,505)
Intercontinental Exchange, Inc.	703	04/17/26	USD	163.00	USD	11,057	(123,910)
International Flavors & Fragrances, Inc.	454	04/17/26	USD	72.50	USD	3,294	(103,285)
Keurig Dr. Pepper, Inc.	1,200	04/17/26	USD	29.00	USD	3,160	(9,000)
Lockheed Martin Corp.	49	04/17/26	USD	655.00	USD	2,962	(18,988)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Marathon Petroleum Corp.	130	04/17/26	USD	250.00	USD	3,174	$ (76,700)
Medtronic PLC	467	04/17/26	USD	105.00	USD	4,047	(2,335)
Medtronic PLC	233	04/17/26	USD	90.00	USD	2,019	(11,883)
Merck & Co., Inc.	187	04/17/26	USD	120.00	USD	2,249	(61,242)
Meta Platforms, Inc., Class A	48	04/17/26	USD	630.00	USD	2,746	(11,328)
Meta Platforms, Inc., Class A	49	04/17/26	USD	585.00	USD	2,803	(65,415)
Microsoft Corp.	79	04/17/26	USD	425.00	USD	2,924	(1,185)
PepsiCo, Inc.	153	04/17/26	USD	165.00	USD	2,376	(17,978)
PPG Industries, Inc.	531	04/17/26	USD	125.00	USD	5,675	(21,240)
SS&C Technologies Holdings, Inc.	684	04/17/26	USD	80.00	USD	4,622	(51,300)
STAG Industrial, Inc.	693	04/17/26	USD	40.00	USD	2,499	(6,930)
Verizon Communications, Inc.	646	04/17/26	USD	52.50	USD	3,243	(9,044)
Walt Disney Co.	255	04/17/26	USD	115.00	USD	2,458	(893)
Hasbro, Inc.	492	04/22/26	USD	97.00	USD	4,605	(74,039)
Amazon.com, Inc.	273	04/24/26	USD	215.00	USD	5,686	(120,802)
American International Group, Inc.	220	04/24/26	USD	77.00	USD	1,656	(33,550)
Bank of America Corp.	641	04/24/26	USD	50.00	USD	3,125	(77,881)
Barrick Mining Corp.	513	04/24/26	USD	43.00	USD	2,093	(67,972)
Baxter International, Inc.	4,168	04/24/26	USD	18.00	USD	7,002	(135,460)
Capital One Financial Corp.	289	04/24/26	USD	190.00	USD	5,272	(157,505)
Cardinal Health, Inc.	288	04/24/26	USD	220.00	USD	6,086	(87,120)
Charles Schwab Corp.	662	04/24/26	USD	99.00	USD	6,221	(96,983)
Chevron Corp.	135	04/24/26	USD	205.00	USD	2,793	(104,625)
Cisco Systems, Inc.	627	04/24/26	USD	82.00	USD	4,865	(44,517)
Citigroup, Inc.	591	04/24/26	USD	115.00	USD	6,703	(251,175)
Comcast Corp., Class A	1,042	04/24/26	USD	31.00	USD	2,992	(26,050)
CSX Corp.	445	04/24/26	USD	40.00	USD	1,827	(95,675)
CVS Health Corp.	471	04/24/26	USD	83.00	USD	3,383	(15,543)
Dollar General Corp.	320	04/24/26	USD	130.00	USD	3,799	(26,080)
FedEx Corp.	73	04/24/26	USD	385.00	USD	2,600	(21,754)
Fidelity National Information Services, Inc.	1,844	04/24/26	USD	51.00	USD	8,650	(147,520)
Freeport-McMoRan, Inc.	384	04/24/26	USD	59.00	USD	2,257	(127,680)
General Motors Co.	507	04/24/26	USD	78.00	USD	3,777	(82,894)
Honeywell International, Inc.	112	04/24/26	USD	235.00	USD	2,532	(38,640)
JPMorgan Chase & Co.	126	04/24/26	USD	305.00	USD	3,706	(61,425)
L3Harris Technologies, Inc.	160	04/24/26	USD	370.00	USD	5,522	(64,800)
Medtronic PLC	206	04/24/26	USD	89.00	USD	1,785	(22,557)
Merck & Co., Inc.	716	04/24/26	USD	119.00	USD	8,613	(332,940)
Microsoft Corp.	214	04/24/26	USD	395.00	USD	7,922	(57,138)
PPG Industries, Inc.	445	04/24/26	USD	105.00	USD	4,756	(235,850)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77	04/24/26	USD	365.00	USD	2,602	(54,670)
Walt Disney Co.	344	04/24/26	USD	105.00	USD	3,315	(11,524)
Wells Fargo & Co.	1,138	04/24/26	USD	83.00	USD	9,060	(215,082)
Western Digital Corp.	106	04/24/26	USD	355.00	USD	2,867	(35,563)
DTE Energy Co.	471	04/29/26	USD	150.93	USD	6,887	(89,247)
Boeing Co.	148	05/01/26	USD	210.00	USD	2,946	(79,550)
Comcast Corp., Class A	1,111	05/01/26	USD	30.00	USD	3,190	(71,104)
CVS Health Corp.	470	05/01/26	USD	75.00	USD	3,376	(90,945)
Dollar General Corp.	490	05/01/26	USD	126.00	USD	5,818	(95,550)
FedEx Corp.	193	05/01/26	USD	380.00	USD	6,874	(104,702)
Hewlett Packard Enterprise Co.	2,376	05/01/26	USD	27.00	USD	5,657	(87,912)
Home Depot, Inc.	253	05/01/26	USD	345.00	USD	8,321	(125,867)
Intel Corp.	104	05/01/26	USD	53.00	USD	459	(9,412)
Johnson & Johnson	103	05/01/26	USD	250.00	USD	2,518	(52,272)
Medtronic PLC	233	05/01/26	USD	89.00	USD	2,019	(32,737)
RTX Corp.	134	05/01/26	USD	205.00	USD	2,585	(53,265)
Texas Instruments, Inc.	124	05/01/26	USD	205.00	USD	2,407	(62,930)
Walt Disney Co.	344	05/01/26	USD	105.00	USD	3,315	(20,468)
Wells Fargo & Co.	378	05/01/26	USD	81.00	USD	3,009	(116,046)
British American Tobacco PLC, ADR	1,056	05/07/26	USD	60.05	USD	6,174	(140,251)
General Motors Co.	124	05/08/26	USD	78.00	USD	924	(34,534)
Microsoft Corp.	163	05/08/26	USD	390.00	USD	6,034	(151,182)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
American Electric Power Co., Inc.	196	05/15/26	USD	135.00	USD	2,569	$ (61,250)
American International Group, Inc.	502	05/15/26	USD	80.00	USD	3,778	(71,535)
Arthur J Gallagher & Co.	291	05/15/26	USD	230.00	USD	6,302	(192,060)
AvalonBay Communities, Inc.	226	05/15/26	USD	170.00	USD	3,692	(71,755)
Becton Dickinson & Co.	428	05/15/26	USD	170.00	USD	6,729	(121,980)
Boeing Co.	149	05/15/26	USD	210.00	USD	2,966	(105,417)
British American Tobacco PLC, ADR	1,176	05/15/26	USD	61.51	USD	6,876	(127,197)
CDW Corp.	467	05/15/26	USD	130.00	USD	5,652	(198,475)
CNH Industrial NV	1,195	05/15/26	USD	10.42	USD	1,315	(177,720)
Crown Holdings, Inc.	745	05/15/26	USD	107.01	USD	7,469	(110,868)
CVS Health Corp.	744	05/15/26	USD	82.50	USD	5,343	(118,668)
Dominion Energy, Inc.	489	05/15/26	USD	62.50	USD	3,023	(90,465)
DTE Energy Co.	471	05/15/26	USD	150.93	USD	6,887	(130,187)
Elevance Health, Inc.	134	05/15/26	USD	320.00	USD	3,923	(111,220)
EQT Corp.	783	05/15/26	USD	67.51	USD	4,983	(177,191)
Evergy, Inc.	369	05/15/26	USD	82.50	USD	3,023	(84,870)
First Citizens BancShares, Inc., Class A	39	05/15/26	USD	1,950.00	USD	7,350	(293,280)
Fortive Corp.	744	05/15/26	USD	57.25	USD	4,113	(165,171)
Hasbro, Inc.	145	05/15/26	USD	100.00	USD	1,357	(34,075)
Healthcare Realty Trust, Inc.	961	05/15/26	USD	18.32	USD	1,633	(52,973)
Intel Corp.	152	05/15/26	USD	55.00	USD	671	(16,264)
Intercontinental Exchange, Inc.	703	05/15/26	USD	163.00	USD	11,057	(279,452)
Johnson & Johnson	104	05/15/26	USD	260.00	USD	2,542	(32,136)
Keurig Dr. Pepper, Inc.	1,200	05/15/26	USD	29.01	USD	3,160	(29,094)
Marathon Petroleum Corp.	130	05/15/26	USD	260.00	USD	3,174	(108,550)
SS&C Technologies Holdings, Inc.	381	05/15/26	USD	76.35	USD	2,574	(31,153)
Walt Disney Co.	264	05/15/26	USD	100.00	USD	2,544	(86,460)
Wells Fargo & Co.	719	05/15/26	USD	85.00	USD	5,724	(134,812)
WESCO International, Inc.	181	05/15/26	USD	300.00	USD	4,953	(190,955)
							$ (11,368,997)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Crown Castle, Inc.	JPMorgan Chase Bank N.A.	41,400	04/08/26	USD	92.37	USD	3,366	$ (21,018)
International Flavors & Fragrances, Inc.	Goldman Sachs International	47,000	04/08/26	USD	84.49	USD	3,410	(15,759)
Citizens Financial Group, Inc.	JPMorgan Chase Bank N.A.	40,700	04/09/26	USD	63.62	USD	2,441	(12,583)
Evergy, Inc.	Morgan Stanley & Co. International PLC	18,800	04/14/26	USD	84.45	USD	1,540	(11,301)
BP PLC	Goldman Sachs International	1,619,300	04/16/26	GBP	5.13	GBP	9,575	(2,025,510)
Rentokil Initial PLC	Citibank N.A.	191,900	04/16/26	GBP	4.41	GBP	900	(71,435)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	32,500	04/22/26	EUR	77.59	EUR	2,172	(881)
Rentokil Initial PLC	JPMorgan Chase Bank N.A.	274,600	04/22/26	GBP	4.95	GBP	1,288	(20,212)
Crown Castle, Inc.	Barclays Bank PLC	42,600	04/23/26	USD	94.02	USD	3,464	(12,112)
STAG Industrial, Inc.	Goldman Sachs International	44,700	04/23/26	USD	38.78	USD	1,612	(5,701)
Rexford Industrial Realty, Inc.	BNP Paribas SA	104,550	04/27/26	USD	34.38	USD	3,422	(53,450)
Amazon.com, Inc.	Barclays Bank PLC	28,000	04/28/26	USD	221.81	USD	5,832	(134,195)
Becton Dickinson & Co.	Barclays Bank PLC	13,600	04/28/26	USD	171.10	USD	2,138	(15,971)
Dominion Energy, Inc.	UBS AG	51,700	04/28/26	USD	63.59	USD	3,196	(43,619)
Evergy, Inc.	Morgan Stanley & Co. International PLC	40,100	04/28/26	USD	83.22	USD	3,285	(58,422)
Rentokil Initial PLC	Goldman Sachs International	615,400	04/28/26	GBP	4.78	GBP	2,885	(101,207)
WESCO International, Inc.	Citibank N.A.	31,800	04/28/26	USD	291.83	USD	8,701	(284,239)
Airbus SE	UBS AG	8,900	04/29/26	EUR	180.93	EUR	1,456	(9,721)
AstraZeneca PLC	Barclays Bank PLC	10,000	04/29/26	GBP	148.67	GBP	1,477	(49,771)
Rentokil Initial PLC	Morgan Stanley & Co. International PLC	544,900	04/29/26	GBP	5.09	GBP	2,555	(35,766)
Sanofi SA	Bank of America N.A.	44,100	04/29/26	EUR	80.02	EUR	3,684	(228,601)
Airbus SE	UBS AG	8,800	05/06/26	EUR	185.48	EUR	1,439	(9,814)
AstraZeneca PLC	UBS AG	9,900	05/06/26	GBP	155.87	GBP	1,463	(23,585)
BP PLC	Goldman Sachs International	734,700	05/06/26	GBP	5.21	GBP	4,345	(882,614)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Evergy, Inc.	Morgan Stanley & Co. International PLC	40,100	05/06/26	USD	84.04	USD	3,285	$ (64,154)
Fidelity National Financial, Inc., Class A	Goldman Sachs International	81,900	05/06/26	USD	47.10	USD	3,799	(179,960)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Bank of America N.A.	6,400	05/07/26	USD	3,642.78	USD	18,507	(117,417)
BP PLC	Morgan Stanley & Co. International PLC	470,800	05/13/26	GBP	5.82	GBP	2,784	(291,155)
Rentokil Initial PLC	Goldman Sachs International	629,900	05/13/26	GBP	4.79	GBP	2,953	(139,884)
								$ (4,920,057)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 57,720,620	$ 6,073,776	$ —	$ 63,794,396
Air Freight & Logistics	29,743,523	—	—	29,743,523
Automobiles	8,556,921	—	—	8,556,921
Banks	162,147,544	—	—	162,147,544
Beverages	24,620,636	—	—	24,620,636
Broadline Retail	39,850,382	—	—	39,850,382
Building Products	10,128,381	—	—	10,128,381
Capital Markets	77,327,494	—	—	77,327,494
Chemicals	48,442,338	—	—	48,442,338
Commercial Services & Supplies	—	25,078,214	—	25,078,214
Communications Equipment	8,851,157	—	—	8,851,157
Consumer Finance	9,601,291	—	—	9,601,291
Consumer Staples Distribution & Retail	30,381,582	—	—	30,381,582
Containers & Packaging	17,225,456	—	—	17,225,456
Diversified Telecommunication Services	29,043,424	—	—	29,043,424
Electric Utilities	29,643,898	—	—	29,643,898
Electronic Equipment, Instruments & Components	19,787,617	—	—	19,787,617
Entertainment	25,648,164	—	—	25,648,164
Financial Services	26,977,706	—	16,647,440	43,625,146
Ground Transportation	13,117,768	—	—	13,117,768
Health Care Equipment & Supplies	84,766,638	—	—	84,766,638
Health Care Providers & Services	85,400,894	—	—	85,400,894

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care REITs	$ 8,789,590	$ —	$ —	$ 8,789,590
Industrial Conglomerates	13,316,331	—	—	13,316,331
Industrial REITs	19,824,704	—	—	19,824,704
Insurance	39,987,259	—	—	39,987,259
Interactive Media & Services	68,729,101	—	—	68,729,101
Leisure Products	21,194,878	—	—	21,194,878
Life Sciences Tools & Services	74,450	—	—	74,450
Machinery	16,621,866	—	—	16,621,866
Media	—	3,287,951	—	3,287,951
Metals & Mining	15,000,463	—	—	15,000,463
Multi-Utilities	48,570,113	—	—	48,570,113
Oil, Gas & Consumable Fuels	64,945,510	40,199,515	15,528,518	120,673,543
Pharmaceuticals	39,633,393	14,775,246	—	54,408,639
Professional Services	13,086,485	—	—	13,086,485
Residential REITs	10,409,479	—	—	10,409,479
Semiconductors & Semiconductor Equipment	46,088,328	—	—	46,088,328
Software	45,410,605	—	—	45,410,605
Specialized REITs	12,432,949	—	—	12,432,949
Specialty Retail	27,168,616	—	—	27,168,616
Technology Hardware, Storage & Peripherals	47,237,404	46,530,055	—	93,767,459
Tobacco	37,967,670	—	—	37,967,670
Trading Companies & Distributors	34,192,650	—	—	34,192,650
Preferred Securities
Preferred Stocks	—	15,621,246	—	15,621,246
Short-Term Securities
Money Market Funds	17,871,564	—	—	17,871,564
	$1,487,536,842	$151,566,003	$32,175,958	$1,671,278,803
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,622,876)	$ (6,666,178)	$ —	$ (16,289,054)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Total
Assets
Opening balance, as of December 31, 2025	$ 30,766,938	$ 30,766,938
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	1,203,831	1,203,831
Purchases	205,189	205,189
Sales	—	—
Closing balance, as of March 31, 2026	$ 32,175,958	$ 32,175,958
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(a)	$ 1,203,830	$ 1,203,830

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$32,175,958	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	8.50x	—

			Recent Transactions	—	—
$32,175,958

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust